SCHEDULE OF ACCOUNTS RECEIVABLE ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Beginning balance	$ 80,640	$ 272,550	$ 272,550	$ 213,787
Provision for bad debts	8,140	62,100	(47,762)	45,953
Acquisition of subsidiary				196,164
Recoveries/Write offs		(72,350)	(135,589)	(165,227)
Effect of translation	(1,155)	14,547	(8,559)	(18,127)
Ending balance	89,935	247,753	80,640	272,550
Effect of translation	$ 1,155	$ (14,547)	$ 8,559	$ 18,127